Related Party Transactions - Common Shares Held by Supervisory Board members (Detail) - shares	Dec. 31, 2021	Dec. 31, 2020
Disclosure of key management personnel compensation [line items]
Common shares held by Supervisory Board members	36,760	36,760
Ben J. Noteboom [member]
Disclosure of key management personnel compensation [line items]
Common shares held by Supervisory Board members	23,500	23,500
Dona D Young [member]
Disclosure of key management personnel compensation [line items]
Common shares held by Supervisory Board members	13,260	13,260